United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22773

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

SETH GELMAN, CCO

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 6/30

Date of reporting period: 07/01/2013 - 06/30/2014

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22773

Reporting Period: 07/01/2013 - 06/30/2014

Brookfield Mortgage Opportunity Income Fund Inc.

=============== Brookfield Mortgage Opportunity Income Fund, Inc ===============

HOME LOAN SERVICING SOLUTIONS, LTD.

Ticker:       HLSS           Security ID:  G6648D109

Meeting Date: MAY 13, 2014   Meeting Type: Annual

Record Date:  MAR 19, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director William C. Erbey         For       For          Management

1.2   Elect Director John P. Van Vlack        For       For          Management

1.3   Elect Director Kerry Kennedy            For       For          Management

1.4   Elect Director Richard J. Lochrie       For       For          Management

1.5   Elect Director David B. Reiner          For       For          Management

1.6   Elect Director Robert McGinnis          For       For          Management

2     Ratify Auditors                         For       For          Management

3     Approve Omnibus Stock Plan              For       For          Management

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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MTR GAMING GROUP, INC.

Ticker:       MNTG           Security ID:  553769AL4

Meeting Date: JAN 08, 2014   Meeting Type: Written Consent

Record Date:  DEC 05, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     To Amend the Indenture to Permit the    For       Did Not Vote Management

      Formation of a New Holding Company as

      a Result of the Transactions

      Contemplated by The Merger Agreement

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.

By:	/s/ Seth Gelman
Seth Gelman, CCO

Date: August 20, 2014